T. ROWE PRICE Mid-Cap Value Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.6%
COMMUNICATION SERVICES  1.0%
Interactive Media & Services  1.0%
Pinterest, Class A (1) 4,684,453 150,699
Total Communication Services 150,699
CONSUMER DISCRETIONARY  6.1%
Broadline Retail  0.6%
eBay  935,076 85,045
85,045
Hotels, Restaurants & Leisure  0.8%
Aramark  2,758,613 105,931
Compass Group (GBP)  484,268 16,506
122,437
Household Durables  1.3%
Installed Building Products  348,672 86,003
PulteGroup  896,925 118,511
204,514
Specialty Retail  1.9%
Advance Auto Parts (2) 3,537,914 217,228
Burlington Stores (1) 289,419 73,657
290,885
Textiles, Apparel & Luxury Goods  1.5%
Ralph Lauren  429,988 134,827
VF  6,727,652 97,080
231,907
Total Consumer Discretionary 934,788
CONSUMER STAPLES  2.7%
Food Products  1.6%
Lamb Weston Holdings  4,060,072 235,809
235,809
Personal Care Products  1.1%
Kenvue  9,906,425 160,781
160,781
Total Consumer Staples 396,590
ENERGY  7.1%
Energy Equipment & Services  2.0%
Baker Hughes  1,761,229 85,807

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TechnipFMC  2,924,088 115,356
Tidewater (1)(3) 2,029,723 108,245
309,408
Oil, Gas & Consumable Fuels  5.1%
Expand Energy  1,454,893 154,568
Marathon Petroleum  822,408 158,511
Ovintiv  1,826,488 73,753
Permian Resources  6,162,329 78,878
Phillips 66  1,202,240 163,529
South Bow (CAD) (3) 1,081,051 30,590
Viper Energy, Class A  3,017,506 115,329
775,158
Total Energy 1,084,566
FINANCIALS  20.5%
Banks  5.0%
Fifth Third Bancorp  3,696,423 164,676
KeyCorp  6,861,400 128,240
Popular  1,571,380 199,581
Webster Financial  1,965,653 116,838
Western Alliance Bancorp  1,728,989 149,938
759,273
Capital Markets  2.6%
Lazard  4,215,236 222,480
Main Street Capital (3) 1,420,283 90,316
StepStone Group, Class A  1,245,909 81,370
394,166
Consumer Finance  0.7%
OneMain Holdings  1,262,800 71,298
SLM  1,376,865 38,111
109,409
Financial Services  4.2%
Corebridge Financial  4,311,921 138,197
Corpay (1) 617,161 177,779
Edenred (EUR)  2,251,270 53,613
Marqeta, Class A (1) 20,188,589 106,596
Voya Financial  2,053,096 153,572
629,757
Insurance  7.3%
Allstate  599,553 128,694
American International Group  1,183,359 92,941

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Assurant  578,689 125,344
Gallop Holdings - Ascot Group, Acquisition Date: 11/8/24,
Cost $40,255 (1)(2)(4)(5) 40,254,496 47,098
Hanover Insurance Group  795,137 144,421
Horace Mann Educators  1,418,693 64,082
Lincoln National  2,846,526 114,800
RenaissanceRe Holdings  945,646 240,128
Willis Towers Watson  419,835 145,032
1,102,540
Mortgage Real Estate Investment Trusts  0.7%
Annaly Capital Management, REIT  5,484,335 110,838
110,838
Total Financials 3,105,983
HEALTH CARE  9.7%
Biotechnology  1.7%
Alkermes (1) 4,119,204 123,576
Neurocrine Biosciences (1) 998,441 140,161
263,737
Health Care Equipment & Supplies  3.3%
Baxter International  4,327,438 98,536
Cooper (1) 1,943,456 133,243
Zimmer Biomet Holdings  2,787,542 274,573
506,352
Health Care Providers & Services  2.5%
Centene (1) 1,810,975 64,616
Concentra Group Holdings Parent (2) 7,571,779 158,477
Molina Healthcare (1) 254,875 48,773
Select Medical Holdings (2) 8,673,244 111,364
383,230
Pharmaceuticals  2.2%
Perrigo (2)(3) 9,190,014 204,662
Viatris  12,978,674 128,489
333,151
Total Health Care 1,486,470
INDUSTRIALS & BUSINESS SERVICES  15.9%
Aerospace & Defense  3.4%
Hexcel  2,047,873 128,402
L3Harris Technologies  524,161 160,084
StandardAero (1) 5,113,672 139,552

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Textron  992,552 83,861
511,899
Construction & Engineering  1.3%
API Group (1) 5,733,918 197,075
197,075
Electrical Equipment  0.9%
Sensata Technologies Holding  4,600,958 140,559
140,559
Ground Transportation  0.9%
Saia (1) 456,951 136,793
136,793
Machinery  4.9%
AGCO  1,193,078 127,743
Esab  1,065,187 119,024
Fortive  2,484,170 121,700
JBT Marel  551,151 77,409
Middleby (1) 1,338,925 177,983
Xylem  855,245 126,149
750,008
Passenger Airlines  1.0%
Southwest Airlines  4,558,053 145,448
145,448
Professional Services  2.8%
Dayforce (1) 1,125,276 77,520
First Advantage (1)(3) 6,759,714 104,032
SS&C Technologies Holdings  1,448,011 128,525
Verra Mobility (1) 4,742,013 117,128
427,205
Trading Companies & Distributors  0.7%
SiteOne Landscape Supply (1) 802,180 103,321
103,321
Total Industrials & Business Services 2,412,308
INFORMATION TECHNOLOGY  14.2%
Electronic Equipment, Instruments & Components  5.9%
Belden  639,531 76,916
CDW  479,399 76,359
Corning  3,651,481 299,531
Keysight Technologies (1) 1,444,924 252,746

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TE Connectivity  883,666 193,991
899,543
IT Services  0.8%
GoDaddy, Class A (1) 926,679 126,798
126,798
Semiconductors & Semiconductor Equipment  3.4%
MKS (3) 1,714,200 212,167
Rambus (1) 829,218 86,404
Teradyne  1,424,344 196,047
Wolfspeed (1)(2) 891,991 25,511
520,129
Software  2.5%
CCC Intelligent Solutions Holdings (1)(3) 11,942,267 108,794
Clearwater Analytics Holdings, Class A (1) 4,173,372 75,204
Docusign (1) 1,832,726 132,121
Gitlab, Class A (1)(3) 1,563,723 70,493
386,612
Technology Hardware, Storage & Peripherals  1.6%
Sandisk (1) 1,363,204 152,951
Western Digital  706,646 84,840
237,791
Total Information Technology 2,170,873
MATERIALS  5.9%
Chemicals  1.5%
DuPont de Nemours  1,636,742 127,502
Westlake (3) 1,225,087 94,405
221,907
Construction Materials  0.6%
Knife River (1) 1,147,993 88,246
88,246
Containers & Packaging  1.3%
International Paper  4,277,190 198,462
198,462
Metals & Mining  1.8%
Franco-Nevada (CAD)  774,735 172,444
Freeport-McMoRan  414,034 16,238
OR Royalties (CAD) (3) 2,161,957 86,652
275,334

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Paper & Forest Products  0.7%
Stora Enso, Class R (EUR)  9,138,584 100,569
100,569
Total Materials 884,518
REAL ESTATE  7.0%
Health Care Real Estate Investment Trusts  0.7%
Healthcare Realty Trust, REIT  5,536,763 99,828
99,828
Industrial Real Estate Investment Trusts  0.8%
Rexford Industrial Realty, REIT  2,858,389 117,508
117,508
Office Real Estate Investment Trusts  0.7%
Vornado Realty Trust, REIT  2,538,408 102,882
102,882
Real Estate Management & Development  0.7%
Jones Lang LaSalle (1) 334,315 99,720
99,720
Residential Real Estate Investment Trusts  2.8%
Apartment Investment & Management, Class A, REIT (2) 9,377,329 74,362
Equity Residential, REIT  2,214,647 143,354
Sun Communities, REIT  1,655,417 213,549
431,265
Retail Real Estate Investment Trusts  1.0%
Regency Centers, REIT  2,115,761 154,239
154,239
Specialized Real Estate Investment Trusts  0.3%
Weyerhaeuser, REIT  1,561,523 38,710
38,710
Total Real Estate 1,044,152
UTILITIES  6.5%
Electric Utilities  2.2%
FirstEnergy  3,855,495 176,659
PG&E  10,393,011 156,726
333,385
Multi-Utilities  4.3%
Ameren  1,920,960 200,510
CenterPoint Energy  3,508,912 136,146
Consolidated Edison  1,271,540 127,815

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dominion Energy  3,170,578 193,944
658,415
Total Utilities 991,800
Total Miscellaneous Common Stocks  1.0% (6) 148,392
Total Common Stocks (Cost $12,118,463) 14,811,139
CONVERTIBLE BONDS  0.3%
INFORMATION TECHNOLOGY  0.3%
Semiconductors & Semiconductor Equipment  0.3%
Wolfspeed, 2.50%, 6/15/31 (2) 8,705,923 20,894
Wolfspeed, 2.50%, 6/15/31 (2)(7) 10,527,398 25,266
Total Information Technology 46,160
Total Convertible Bonds (Cost $41,373) 46,160
CORPORATE BONDS  0.0%
Wolfspeed, 7.00%, 6/15/31, (7.00% Cash or 12.00% PIK) (2)(8) 10,776,450 9,537
Total Corporate Bonds (Cost $9,538) 9,537
SHORT-TERM INVESTMENTS  2.2%
Money Market Funds  2.2%
T. Rowe Price Government Reserve Fund, 4.16% (2)(9) 336,075,265 336,075
Total Short-Term Investments (Cost $336,075) 336,075
SECURITIES LENDING COLLATERAL  0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.16% (2)(9) 36,413,750 36,414
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 36,414

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.16% (2)(9) 77,753,129 77,753
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 77,753
Total Securities Lending Collateral (Cost $114,167) 114,167
Total Investments in Securities  100.9%
(Cost $12,619,616) $ 15,317,078
Other Assets Less Liabilities (0.9)% (142,555)
Net Assets 100.0% $ 15,174,523
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) All or a portion of this security is on loan at September 30, 2025.
(4) Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $47,098 and represents 0.3% of net assets.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $25,266 and represents 0.2% of net assets.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Seven-day yield
CAD Canadian Dollar
EUR Euro
GBP British Pound
PIK Payment-in-kind
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Advance Auto Parts  $ (38,995) $ 104,172 $ 3,058
Apartment Investment & Management, Class
A, REIT  495 (11,530) 5,713
Concentra Group Holdings Parent  799 13,592 1,474
Gallop Holdings - Ascot Group  — 7,246 —
Perrigo  142 (35,679) 6,565
Select Medical Holdings  2,233 (56,670) 1,668
Wolfspeed *** — 25,511 —
Wolfspeed, 2.50%, 6/15/31  — (210) 1
Wolfspeed, 2.50%, 6/15/31 *** — 20,894 1
Wolfspeed, 7.00%, 6/15/31 *** — 9,537 4
T. Rowe Price Government Reserve Fund,
4.16% — — 17,041++
Affiliates not held at period end (149,250) 29,830 7
Totals $ (184,576)# $ 106,693 $ 35,532 +

T. ROWE PRICE Mid-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
Advance Auto Parts  $ 183,593 $ 18,745 $ 89,282 $ 217,228
Apartment Investment &
Management, Class A, REIT  86,550 — 658 74,362
Concentra Group Holdings
Parent  191,113 — 46,228 158,477
Gallop Holdings - Ascot Group  39,852 — — 47,098
Open Lending  43,429 3,250 89,520 —
Perrigo  * 127,532 2,965 204,662
Select Medical Holdings  176,219 1,396 9,581 111,364
Wolfspeed  48,058 8,152 90,297 —
Wolfspeed *** — — — 25,511
Wolfspeed, 0.25%, 2/15/28 ** 10,179 — 36 —
Wolfspeed, 1.875%, 12/1/29 ** 37,096 — 141 —
Wolfspeed, 2.50%, 6/15/31  — 41,088 15,612 25,266
Wolfspeed, 2.50%, 6/15/31 *** — — — 20,894
Wolfspeed, 7.00%, 6/15/31 *** — — — 9,537
T. Rowe Price Government
Reserve Fund, 4.16% 412,094  ¤  ¤ 450,242
Total $ 1,344,641^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $35,532 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,230,441.
* On the date indicated, issuer was held but not considered an affiliated company.
** Exchanged through a corporate action.
*** Acquired through a corporate action.

T. ROWE PRICE Mid-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Value Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Value Fund,
Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Mid-Cap Value Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Mid-Cap Value Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Mid-Cap Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F115-054Q3 09/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 55,697 $ — $ 55,697
Common Stocks 14,303,667 460,374 47,098 14,811,139
Short-Term Investments 336,075 — — 336,075
Securities Lending Collateral 114,167 — — 114,167
Total $ 14,753,909 $ 516,071 $ 47,098 $ 15,317,078
1
Includes Convertib le Bonds and Corporate Bonds.